Property, Equipment and Software, Net - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation and amortization of property, equipment and software	¥ 3,650,261	$ 530,908	¥ 5,299,059	¥ 7,317,920